Accounts receivable	6 Months Ended
Jun. 30, 2011
Accounts receivable

3. Accounts receivable:

	June 30, 2011	December 31, 2010
Trade accounts receivable	$312,602	$249,998
Related party receivables	26,063	51,046
Unbilled revenue	51,078	42,747
Other receivables	1,167	2,353

	390,910	346,144
Allowance for doubtful accounts	3,780	4,160

	$387,130	$341,984

Of the related party receivables at June 30, 2011 and December 31, 2010, $25,405 and $50,048, respectively, related to amounts due from a company for which one of our directors has an ownership interest and serves as chief executive officer and chairman of the board.